Property, Plant and Equipment - Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 512,065	R$ 689,451	R$ 689,451	R$ 694,453
Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	8.35%	8.00%
Property, plant and equipment	R$ 233,559	R$ 282,655
Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	5.28%
Property, plant and equipment	R$ 103,790	123,514
Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	5.00%
Property, plant and equipment	R$ 6,341	6,682
Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	9.04%
Property, plant and equipment	R$ 53,139	117,171
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	10.20%
Property, plant and equipment	R$ 3,108	3,629
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	16.95%
Property, plant and equipment	R$ 2,331	2,647
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	16.72%
Property, plant and equipment	R$ 43,288	69,718
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		9,191
UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	7.52%
Property, plant and equipment	R$ 30,418	38,033
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average rate p.a. %	14.93%
Property, plant and equipment	R$ 49	89
Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,222	4,743
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,820	31,379
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,282,066	1,462,263		1,389,513
Cost [member] | Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	562,063	599,985		592,092
Cost [member] | Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	168,538	186,661		180,179
Cost [member] | Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,337	9,212		9,255
Cost [member] | Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	136,144	221,726		191,545
Cost [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,693	9,438		8,878
Cost [member] | Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,569	11,367		10,579
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	293,853	309,513		300,422
Cost [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		16,791		16,791
Cost [member] | UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	55,359	60,963		60,700
Cost [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	468	485		456
Cost [member] | Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,222	4,743		5,177
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,820	31,379		13,439
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(770,001)	(772,812)		(695,060)
Accumulated depreciation [member] | Landfills - land and implementation of cells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(328,504)	(317,330)		(308,520)
Accumulated depreciation [member] | Buildings and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(64,748)	(63,147)		(52,871)
Accumulated depreciation [member] | Biogas burning facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,996)	(2,530)		(2,070)
Accumulated depreciation [member] | Operating equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(83,005)	(104,555)		(82,648)
Accumulated depreciation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,585)	(5,809)		(4,961)
Accumulated depreciation [member] | Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,238)	(8,720)		(7,466)
Accumulated depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(250,565)	(239,795)		(211,527)
Accumulated depreciation [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(7,600)		(6,335)
Accumulated depreciation [member] | UVR - Waste recovery unit [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(24,941)	(22,930)		(18,325)
Accumulated depreciation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ (419)	R$ (396)		R$ (337)